Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000240570
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Institutional Shares
Trading Symbol	MAECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$117	0.87%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 68.69%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	68.69%	24.73%
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 16,264,607
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240569
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Investor A Shares
Trading Symbol	MXCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$150	1.12%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 68.21%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	68.21%	24.41%
Investor A Shares (with sales charge)...
	59.38	22.26
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 16,264,607
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240571
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Class K Shares
Trading Symbol	MKECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$110	0.82%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 68.58%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	68.58%	24.77%
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 16,264,607
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220890
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	BLZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	0.86%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 51.47%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	51.47%	5.71%	8.96%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,206,373
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220892
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	BLZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$139	1.11%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 51.12%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	51.12%	5.44%	8.69%
Investor A Shares (with sales charge)...
	43.19	4.31	7.66
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,206,373
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220891
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	BLZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$102	0.81%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 51.54%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	51.54%	5.76%	9.01%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,206,373
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220887
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Institutional Shares
Trading Symbol	BRZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 25.87%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	25.87%	10.04%	12.54%
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,710,524
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220889
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Investor A Shares
Trading Symbol	BRZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 25.58%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	25.58%	9.77%	12.27%
Investor A Shares (with sales charge)...
	18.99	8.59	11.21
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,710,524
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220888
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Class K Shares
Trading Symbol	BRZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 25.91%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	25.91%	10.10%	12.60%
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,710,524
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000004878
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	PBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 14.71%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	14.71%	7.10%	5.90%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 5,097,930,654
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 18,526,183
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004879
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Service Shares
Trading Symbol	PCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Service Shares returned 14.44%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	14.44%	6.80%	5.62%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 5,097,930,654
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 18,526,183
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004880
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	PCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 14.33%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	14.33%	6.78%	5.58%
Investor A Shares (with sales charge)...
	8.33	5.63	5.01
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 5,097,930,654
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 18,526,183
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004882
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BRBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$183	1.71%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares returned 13.59%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	13.59%	6.02%	4.99%
Investor C Shares (with sales charge)...
	12.59	6.02	4.99
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 5,097,930,654
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 18,526,183
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000173964
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Class K Shares
Trading Symbol	PBAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 14.82%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	14.82%	7.22%	6.00%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 5,097,930,654
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 18,526,183
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.